Concentrations - Schedules of Concentration of Risk (Details) (Global Diversified Holdings, Inc.) (10Q) - Global Diversified Holdings, Inc. [Member] - Sales Revenue [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Customer A [Member]
Concentration risk, percentage	31.00%	31.00%
Customer B [Member]
Concentration risk, percentage	27.00%	26.00%
Customer C [Member]
Concentration risk, percentage	21.00%	19.00%
Customer D [Member]
Concentration risk, percentage	20.00%	19.00%